Commitments and Contingencies - Insurance (Details) - USD ($) $ in Thousands	3 Months Ended	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Insurance Proceeds
Insurance coverage deductible amount per vessel		$ 150
Deductible period under business interruption insurance		14 days
Period of coverage under business interruption insurance		180 days
Limit of protection and indemnity insurance for pollution, per vessel per incident		$ 1,000,000
Loss of hire insurance payments recorded as a component of total revenues			$ 450	$ 5,176
Net vessel operating expense		$ 60,129	$ 56,730	46,709
Raquel Knutsen
Insurance Proceeds
Deductible period under business interruption insurance		14 days	14 days
Period of coverage under business interruption insurance		180 days	180 days
Raquel Knutsen | Propeller Hub Damage
Insurance Proceeds
Loss of hire insurance payments recorded as a component of total revenues				3,400
Recoveries for repairs				3,900
Cost of repairs				4,200
Net vessel operating expense				300
Carmen Knutsen
Insurance Proceeds
Special survey drydocking period	5 years
Deductible period under business interruption insurance	14 days
Carmen Knutsen | Technical Default in Controllable Pitch Propeller
Insurance Proceeds
Loss of hire insurance payments recorded as a component of total revenues			$ 450	1,750
Recoveries for repairs			2,250
Cost of repairs			150	$ 2,400
Net vessel operating expense			$ 300